--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2002

 Shareholder Letter .......................................................   1
 Portfolio of Investments .................................................   2
 Statements of Assets and Liabilities .....................................  18
 Statements of Operations .................................................  20
 Statements of Changes in Net Assets ......................................  22
 Statements of Changes in Net Assets - Capital Stock Activity .............  24
 Financial Highlights .....................................................  26
 Notes to Financial Statements ............................................  37

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2002

Dear Shareholders:

It is times like these when investors and the professionals who work in the financial services industry truly appreciate what it means to be a long-term investor. The process by which excesses are washed out of the economy, such as business inventories, and securities markets, such as overpriced technology issues, can be painstaking. Despite already enduring a two-year bear market in stocks, all three major indices are in negative territory for the fist half of 2002. The DJIA, S&P 500 and the Nasdaq Composite are down 6.9%, 13.2% and 24.8% respectively.

Investor confidence is lagging consumer confidence, and therein lies the rub. The U.S. is clearly experiencing an economic recovery, as supported by the rebound in manufacturing and the 6.1% GDP growth registered in the first quarter, yet a serious disconnect exists between the performance of the stock market and the state of the economy. Obviously, the combination of the military conflict in the Middle East, and the high profile corporate accounting scandals, has tipped the scale in favor of the bears.

A year ago at this time, we stated that we were optimistic about the prospects for the stock market moving forward. Unfortunately, the tragic events of 9/11 dashed any hopes of having a prosperous year. Today, rather than simply express our optimism about the future, we would like to cite a well-respected forecasting model known as the "Fed stock valuation model." It received its name because the Federal Reserve has been known to follow it. Over time, this model has been a fairly good indicator for predicting swings in the market. For example, in the spring of 1999, the model showed that valuations had swollen to levels not seen since the summer of 1987. As of March 2000, it pegged the excessive valuation of the S&P 500 at 50%. We now know that March of 2000 represented the peak for stocks. As of June 2002, the model suggests that THE S&P 500 IS ABOUT 17% UNDERVALUED.

We believe the disconnect that exists today between the stock market and the economy will eventually be rectified and stock prices will again reflect fair value. According to First Call, corporate earnings for the companies in the S&P 500 are expected to rise by 16% and 28% in the third and fourth quarters of 2002.

As always, our philosophy with regard to investing on behalf of the First Defined Portfolio Fund, LLC is based in the belief that a disciplined approach best suits the long-term investor. The companies selected for our defined sector portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts. We believe that financial markets set the price of financial securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.

                  /S/ SIGNATUTRE
                  James A. Bowen
                  President of the First Defined
                  Portfolio Fund, LLC

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 99.9%

              RETAIL - 15.8%
      2,291   Bed, Bath & Beyond, Inc.* .......................  $     86,462
        795   Cato Corp. ......................................        17,729
        681   CDW Computer Centers, Inc.* .....................        31,878
      3,610   Costco Wholesale Corp.* .........................       139,418
      1,699   Fossil, Inc.* ...................................        34,931
        622   Fred's, Inc. ....................................        22,877
        561   Hancock Fabrics, Inc. ...........................        10,423
        500   K-Swiss, Inc. - Class A .........................        12,990
      1,690   Michael's Stores, Inc.* .........................        65,910
      3,532   Petsmart, Inc.* .................................        56,653
      2,361   Pier 1 Imports, Inc. ............................        49,581
        231   ScanSource, Inc.* ...............................        14,186
      1,018   SCP Pool Corp.* .................................        28,260
        807   ShopKo Stores, Inc.* ............................        16,301
      3,760   Staples, Inc.* ..................................        74,072
      3,085   Starbucks Corp.* ................................        76,662
      1,070   The Children's Place Retail Stores, Inc.* .......        28,356
      3,147   TJX Companies, Inc. .............................        61,713
      1,242   Too, Inc.* ......................................        38,254
      1,329   United Auto Group, Inc.* ........................        27,776
        619   Wendy's International, Inc. .....................        24,655
                                                                --------------
                                                                      919,087
                                                                --------------
              BASIC MATERIALS - 13.6%
        557   Beazer Homes USA, Inc.* .........................        44,560
      3,704   D.R. Horton, Inc. ...............................        96,415
      4,724   DuPont (EI) de Nemours ..........................       209,745
        809   Elcor Corp. .....................................        22,126
      1,456   Hovanian Enterprises, Inc.* .....................        52,241
      1,381   Lennar Corp. ....................................        84,517
        595   M/I Schottenstein Homes, Inc. ...................        22,420
        184   NVR, Inc.* ......................................        59,432
      2,184   Plum Creek Timber Company .......................        67,049
        798   Rio Tinto PLC, Sponsored ADR ....................        59,052
        656   Ryland Group, Inc. ..............................        32,636
      1,159   Standard-Pacific Corp. ..........................        40,658
                                                                --------------
                                                                      790,851
                                                                --------------
              BANKS - 7.6%
      1,894   Abbey National PLC, Sponsored ADR ...............        44,604
      3,054   ABN AMRO Holding NV, Sponsored ADR ..............        55,186
      3,444   Danske Bank AS, Sponsored ADR ...................        63,416
      2,654   Fortis, Sponsored ADR ...........................        56,564
      1,007   HSBC Holdings PLC, Sponsored ADR ................        58,607
      1,305   Lloyds TSB Group PLC, Sponsored ADR .............        52,265
      2,652   Sanpaolo IMI SPA, Sponsored ADR .................        53,173
        776   UCBH Holdings, Inc. .............................        29,496
      1,507   Waypoint Financial Corp. ........................        29,462
                                                                --------------
                                                                      442,773
                                                                --------------


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              PHARMACEUTICALS - 6.2%
        792   aaiPharma, Inc.* ................................  $     17,804
        871   Abbott Laboratories .............................        32,793
        623   Express Scripts, Inc.* ..........................        31,219
      1,677   Johnson & Johnson ...............................        87,640
      3,735   Merck & Company, Inc. ...........................       189,140
                                                                --------------
                                                                      358,596
                                                                --------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 5.8%
        123   Alltel Corp. ....................................         5,781
         59   CenturyTel, Inc. ................................         1,740
      2,515   France Telecom, Sponsored ADR ...................        23,591
      8,006   SBC Communications, Inc. ........................       244,183
      2,790   USA Interactive* ................................        65,426
                                                                --------------
                                                                      340,721
                                                                --------------
              INSURANCE - 5.4%
      2,318   ING Groep NV, Sponsored ADR .....................        58,947
      1,263   MGIC Investment Corp. ...........................        85,631
        865   Philadelphia Consolidated Holdings Corp.* .......        39,219
      2,821   Prudential PLC, Sponsored ADR ...................        52,781
      1,046   Scottish Annuity & Life Holdings Ltd. ...........        19,958
      1,448   Torchmark Corp. .................................        55,313
                                                                --------------
                                                                      311,849
                                                                --------------
              AEROSPACE/DEFENSE EQUIPMENT - 5.2%
      4,681   Boeing Company ..................................       210,645
        807   EDO Corp. .......................................        22,999
        636   General Dynamics Corp. ..........................        67,639
                                                                --------------
                                                                      301,283
                                                                --------------
              FOOD, BEVERAGE & TOBACCO - 4.7%
        604   Anheuser-Busch Companies, Inc. ..................        30,200
      2,290   Bob Evans Farms, Inc. ...........................        72,089
      2,924   British American Tobacco, Sponsored ADR .........        62,574
      1,028   Great Atlantic & Pacific Tea Company, Inc.* .....        19,213
        708   Landry's Restaurants, Inc. ......................        18,061
      1,222   PepsiCo, Inc. ...................................        58,901
        792   United Natural Foods, Inc.* .....................        15,444
                                                                --------------
                                                                      276,482
                                                                --------------
              OIL & GAS - 4.2%
        778   ENI SPA, Sponsored ADR ..........................        62,240
      1,856   Exxon Mobil Corp. ...............................        75,947
      1,048   Frontier Oil Corp. ..............................        18,445
         31   Nabors Industries Ltd.* .........................         1,094
      7,251   Statoil ASA,  Sponsored ADR .....................        63,954
         16   Sunoco, Inc. ....................................           570
      3,001   Ultra Petroleum Corp.* ..........................        22,778
                                                                --------------
                                                                      245,028
                                                                --------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              HEALTH CARE - 3.6%
        819   Inamed Corp.* ...................................  $     21,884
        469   Matria Healthcare, Inc.* ........................         3,855
        950   Mentor Corp. ....................................        34,873
        938   Ocular Sciences, Inc.* ..........................        24,857
        536   Orthofix International NV* ......................        18,840
      2,332   Oxford Health Plans, Inc.* ......................       108,345
                                                                --------------
                                                                      212,654
                                                                --------------
              DIVERSIFIED FINANCIAL SERVICES - 3.6%
        407   American Home Mortgage Holdings, Inc. ...........         5,084
      5,960   J.P. Morgan Chase & Company .....................       202,163
                                                                --------------
                                                                      207,247
                                                                --------------
              SOFTWARE & SERVICES - 3.4%
      1,930   Adobe Systems, Inc. .............................        55,005
      1,202   Arbitron, Inc. ..................................        37,502
      1,431   Autodesk, Inc. ..................................        18,961
      1,535   Fiserv, Inc.* ...................................        56,350
      1,478   Take-Two Interactive Software, Inc.* ............        30,432
                                                                --------------
                                                                      198,250
                                                                --------------
              COMMERCIAL SERVICES - 3.0%
      1,374   Apollo Group, Inc. - Class A* ...................        54,163
      1,345   Cintas Corp. ....................................        66,483
      1,553   Concord EFS, Inc.* ..............................        46,808
        201   Deluxe Corp. ....................................         7,817
                                                                --------------
                                                                      175,271
                                                                --------------
              UTILITIES - 3.0%
      3,930   Endesa SA, Sponsored ADR ........................        56,277
      2,011   Enel SPA, Sponsored ADR .........................        57,716
        757   Telecom Italia SPA, Sponsored ADR ...............        59,122
                                                                --------------
                                                                      173,115
                                                                --------------
              SEMICONDUCTORS - 2.8%
      1,323   Genesis Microchip, Inc.* ........................        11,034
      1,455   KLA-Tencorp Corp.* ..............................        64,005
      1,550   Microchip Technology, Inc.* .....................        42,517
      1,163   QLogic Corp.* ...................................        44,310
                                                                --------------
                                                                      161,866
                                                                --------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
      2,704   Apple Computer, Inc.* ...........................        47,915
      1,600   Lexmark International, Inc.* ....................        87,040
        751   Verisity Ltd.* ..................................        13,022
        809   Virage Logic Corp.* .............................        10,533
                                                                --------------
                                                                      158,510
                                                                --------------
              TEXTILES - 2.1%
      1,142   Culp, Inc.* .....................................        18,398
      1,717   Mohawk Industries, Inc.* ........................       105,647
                                                                --------------
                                                                      124,045
                                                                --------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              CONSUMER GOODS - 1.8%
        221   American Woodmark Corp. .........................  $     12,405
        164   Avon Products, Inc. .............................         8,567
        872   Fortune Brands, Inc. ............................        48,832
      1,492   GTECH Holdings Corp.* ...........................        38,106
                                                                --------------
                                                                      107,910
                                                                --------------
              CONSUMER DURABLES & APPAREL - 1.3%
      1,055   Chico's FAS, Inc.* ..............................        38,317
        497   Urban Outfitters, Inc.* .........................        17,256
        732   Wet Seal, Inc. - Class A* .......................        17,788
                                                                --------------
                                                                       73,361
                                                                --------------
              ENGINEERING & CONSTRUCTION - 1.0%
        591   EMCOR Group, Inc.* ..............................        34,692
        784   URS Corp.* ......................................        21,952
                                                                --------------
                                                                       56,644
                                                                --------------
              AUTO PARTS & EQUIPMENT - 0.9%
      1,271   American Axle & Manufacturing Holdings, Inc.* ...        37,800
        623   Dura Automotive Systems, Inc.* ..................        12,927
                                                                --------------
                                                                       50,727
                                                                --------------
              AUTO MANUFACTURERS - 0.7%
        921   PACCAR, Inc. ....................................        40,861
                                                                --------------

              TRANSPORTATION - 0.6%
      1,401   Knight Transportation, Inc.* ....................        32,489
                                                                --------------

              HEALTH CARE & EQUIPMENT SERVICES - 0.5%
        488   Dianon Systems, Inc.* ...........................        26,069
        169   Guidant Corp.* ..................................         5,109
                                                                --------------
                                                                       31,178
                                                                --------------
              COMMUNICATIONS - 0.4%
        719   Cubic Corp. .....................................        17,040
        461   TTI Team Telecom International Ltd.* ............         7,381
                                                                --------------
                                                                       24,421
                                                                --------------
              TOTAL COMMON STOCKS .............................     5,815,219
                                                                --------------
              (Cost $6,223,771)


              TOTAL INVESTMENTS - 99.9% .......................     5,815,219
              (Cost $6,223,771)

              NET OTHER ASSETS & LIABILITIES - 0.1% ...........         6,083
                                                                --------------
              NET ASSETS - 100.0% .............................  $  5,821,302
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

                       See Notes to Financial Statements.

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 102.2%

              TECHNOLOGY HARDWARE & EQUIPMENT - 14.6%
     27,047   Hewlett-Packard Company .........................  $    413,278
      4,583   IBM Corp. .......................................       329,976
                                                                --------------
                                                                      743,254
                                                                --------------
              AEROSPACE/DEFENSE EQUIPMENT - 12.7%
     14,399   Boeing Company ..................................       647,955
                                                                --------------

              AUTO MANUFACTURERS - 12.1%
     11,513   General Motors Corp. ............................       615,370
                                                                --------------

              OIL & GAS - 11.4%
     14,159   Exxon Mobil Corp. ...............................       579,386
                                                                --------------

              CONSUMER DURABLES & APPAREL - 10.6%
     18,470   Eastman Kodak Company ...........................       538,770
                                                                --------------

              FOOD, BEVERAGE & TOBACCO - 10.5%
     12,241   Philip Morris Companies, Inc. ...................       534,687
                                                                --------------

              DIVERSIFIED FINANCIAL SERVICES - 10.2%
     15,404   J.P. Morgan Chase & Company .....................       522,504
                                                                --------------

              BASIC MATERIALS - 10.1%
     15,576   Alcoa, Inc. .....................................       516,344
                                                                --------------

              MEDIA - 10.0%
     26,924   Walt Disney Company .............................       508,864
                                                                --------------

              TOTAL COMMON STOCKS .............................     5,207,134
                                                                --------------
              (Cost $5,809,596)


              TOTAL INVESTMENTS - 102.2% ......................     5,207,134
              (Cost $5,809,596)

              NET OTHER ASSETS & LIABILITIES - (2.2)% .........      (112,481)
                                                                --------------
              NET ASSETS - 100.0% .............................  $  5,094,653
                                                                ==============

--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 99.2%

              HONG KONG - 35.7%
    166,684   Cathay Pacific Airways Ltd. .....................  $    255,376
    134,019   Cheung Kong Infrastructure Holdings Ltd. ........       215,640
    238,725   Hang Lung Group Ltd. ............................       224,959
    203,680   Hang Lung Properties Ltd. .......................       232,411
    206,179   Hysan Development Company Ltd. ..................       199,577
                                                                --------------
                                                                    1,127,963
                                                                --------------
              UNITED STATES - 32.0%
      6,971   Eastman Kodak Company ...........................       203,344
      5,339   Exxon Mobil Corp. ...............................       218,472
      5,227   International Paper Company .....................       227,793
      5,811   J.P. Morgan Chase & Company .....................       197,109
      5,378   SBC Communications, Inc. ........................       164,029
                                                                --------------
                                                                    1,010,747
                                                                --------------
              UNITED KINGDOM - 31.5%
     39,302   EMI Group PLC ...................................       149,173
     52,502   GKN PLC .........................................       246,292
    116,459   Invensys PLC ....................................       157,993
     59,914   Peninsular & Oriental Steam Navigation
                 Company ......................................       220,101
     40,955   Tate & Lyle PLC .................................       219,124
                                                                --------------
                                                                      992,683
                                                                --------------
              TOTAL COMMON STOCKS .............................     3,131,393
                                                                --------------
              (Cost $3,214,734)


              TOTAL INVESTMENTS - 99.2% .......................     3,131,393
              (Cost $3,214,734)

              NET OTHER ASSETS & LIABILITIES - 0.8% ...........        24,058
                                                                --------------
              NET ASSETS - 100.0% .............................  $  3,155,451
                                                                ==============
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Real Estate .....................................        20.8%
              Transportation ..................................        15.1%
              Automobile & Components .........................         7.8%
              Basic Materials .................................         7.2%
              Food, Beverage & Tobacco ........................         7.0%
              Oil & Gas .......................................         6.9%
              Industrial ......................................         6.8%
              Consumer Durables & Apparel .....................         6.4%
              Diversified Financial Services ..................         6.3%
              Telecommunications Services & Equipment .........         5.2%
              Diversified Manufacturing .......................         5.0%
              Consumer Goods ..................................         4.7%
              Net Other Assets and Liabilities ................         0.8%
                                                                 ------------
                                                                      100.0%
                                                                 ============

                       See Notes to Financial Statements.

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 101.1%

              INSURANCE - 14.8%
      7,899   MGIC Investment Corp. ...........................  $    535,552
      9,002   Torchmark Corp. .................................       343,877
                                                                --------------
                                                                      879,429
                                                                --------------
              PHARMACEUTICALS - 12.6%
      5,391   Abbott Laboratories .............................       202,971
     10,499   Johnson & Johnson ...............................       548,678
                                                                --------------
                                                                      751,649
                                                                --------------
              FOOD, BEVERAGE & TOBACCO - 9.3%
      3,769   Anheuser-Busch Companies, Inc. ..................       188,450
      7,608   PepsiCo, Inc. ...................................       366,706
                                                                --------------
                                                                      555,156
                                                                --------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 9.1%
      9,987   Lexmark International, Inc.* ....................       543,293
                                                                --------------

              RETAIL - 9.1%
     19,695   TJX Companies, Inc. .............................       386,219
      3,862   Wendy's International, Inc. .....................       153,823
                                                                --------------
                                                                      540,042
                                                                --------------
              OIL & GAS - 8.2%
     11,586   Exxon Mobil Corp. ...............................       474,099
        242   Nabors Industries Ltd.* .........................         8,542
        133   Sunoco, Inc. ....................................         4,739
                                                                --------------
                                                                      487,380
                                                                --------------
              AEROSPACE/DEFENSE EQUIPMENT - 7.1%
      3,958   General Dynamics Corp. ..........................       420,933
                                                                --------------

              BASIC MATERIALS - 7.0%
     13,597   Plum Creek Timber Company .......................       417,428
                                                                --------------

              CONSUMER GOODS - 6.0%
      1,029   Avon Products, Inc. .............................        53,755
      5,464   Fortune Brands, Inc. ............................       305,984
                                                                --------------
                                                                      359,739
                                                                --------------
              COMMERCIAL SERVICES - 5.8%
      9,748   Concord EFS, Inc.* ..............................       293,805
      1,241   Deluxe Corp. ....................................        48,262
                                                                --------------
                                                                      342,067
                                                                --------------
              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 5.0%
        751   Alltel Corp. ....................................        35,297
        350   CenturyTel, Inc. ................................        10,325
      8,155   SBC Communications, Inc. ........................       248,727
                                                                --------------
                                                                      294,349
                                                                --------------
                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              SEMICONDUCTORS - 4.6%
      7,248   QLogic Corp.* ...................................  $    276,149
                                                                --------------

              SOFTWARE & SERVICES - 2.0%
      8,856   Autodesk, Inc. ..................................       117,342
      3,764   Seagate Technology, Inc. (Escrow Shares) ........             0
                                                                --------------
                                                                      117,342
                                                                --------------
              HEALTH CARE EQUIPMENT & SERVICES - 0.5%
      1,037   Guidant Corp.* ..................................        31,349
                                                                --------------

              TOTAL COMMON STOCKS .............................     6,016,305
                                                                --------------
              (Cost $6,493,258)


              TOTAL INVESTMENTS - 101.1% ......................     6,016,305
              (Cost $6,493,258)

              NET OTHER ASSETS & LIABILITIES - (1.1)% .........       (64,030)
                                                                --------------
              NET ASSETS - 100.0% .............................  $  5,952,275
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.

                       See Notes to Financial Statements.

NASDAQ TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 102.7%

              RETAIL - 30.0%
     14,429   Bed, Bath & Beyond, Inc.* .......................  $    544,551
      4,457   CDW Computer Centers, Inc.* .....................       208,632
     22,491   Costco Wholesale Corp.* .........................       868,602
                                                                --------------
                                                                    1,621,785
                                                                --------------
              COMMERCIAL SERVICES - 28.8%
      8,832   Apollo Group, Inc. - Class A* ...................       348,157
      8,569   Cintas Corp. ....................................       423,566
     25,941   Concord EFS, Inc.* ..............................       781,862
                                                                --------------
                                                                    1,553,585
                                                                --------------
              SEMICONDUCTORS - 15.0%
      9,326   KLA-Tencorp Corp.* ..............................       410,251
      9,876   Microchip Technology, Inc.* .....................       270,899
      7,563   Nvidia Corp.* ...................................       129,932
                                                                --------------
                                                                      811,082
                                                                --------------
              SOFTWARE & SERVICES - 10.7%
      9,530   Fiserv, Inc.* ...................................       349,846
      6,863   Symantec Corp.* .................................       225,450
                                                                --------------
                                                                      575,296
                                                                --------------
              MEDICAL - 7.6%
     13,555   Biomet, Inc. ....................................       367,611
      5,863   Cytyc Corp.* ....................................        44,676
                                                                --------------
                                                                      412,287
                                                                --------------
              BIOTECHNOLOGY - 5.8%
      7,532   Biogen, Inc.* ...................................       312,051
                                                                --------------

              AUTO MANUFACTURERS - 4.8%
      5,865   PACCAR, Inc. ....................................       260,347
                                                                --------------

              TOTAL COMMON STOCKS .............................     5,546,433
                                                                --------------
              (Cost $6,154,570)


              TOTAL INVESTMENTS - 102.7% ......................     5,546,433
              (Cost $6,154,570)

              NET OTHER ASSETS & LIABILITIES - (2.7)% .........      (148,227)
                                                                --------------
              NET ASSETS - 100.0% .............................  $  5,398,206
                                                                ==============
--------------------------------------------------------------------------------

         *    Non-income producing security.

                       See Notes to Financial Statements.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 101.8%

              RETAIL - 20.4%
     28,209   Bed, Bath & Beyond, Inc.* .......................  $  1,064,607
     25,960   Wendy's International, Inc. .....................     1,033,987
                                                                --------------
                                                                    2,098,594
                                                                --------------
              COMMERCIAL SERVICES - 20.0%
     27,100   Apollo Group, Inc. - Class A* ...................     1,068,282
     30,389   McKesson Corp. ..................................       993,720
                                                                --------------
                                                                    2,062,002
                                                                --------------
              DIVERSIFIED FINANCIAL SERVICES - 10.6%
     17,872   Capital One Financial Corp. .....................     1,091,086
                                                                --------------

              PHARMACEUTICALS - 10.4%
     30,618   Pfizer, Inc. ....................................     1,071,630
                                                                --------------

              HEALTH CARE - 10.3%
     83,089   Healthsouth Corp.* ..............................     1,062,708
                                                                --------------

              INSURANCE - 10.2%
     15,290   American International Group, Inc. ..............     1,043,237
                                                                --------------

              SEMICONDUCTORS - 10.1%
     23,707   KLA-Tencorp Corp.* ..............................     1,042,871
                                                                --------------

              BASIC MATERIALS - 9.8%
     15,840   Weyerhaeuser Company ............................     1,011,384
                                                                --------------

              TOTAL COMMON STOCKS .............................    10,483,512
                                                                --------------
              (Cost $10,331,884)


              TOTAL INVESTMENTS - 101.8% ......................    10,483,512
              (Cost $10,331,884)

              NET OTHER ASSETS & LIABILITIES - (1.8)% .........      (185,571)
                                                                --------------
              NET ASSETS - 100.0% .............................  $ 10,297,941
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.

                       See Notes to Financial Statements.

VALUE LINE TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 100.3%

              BASIC MATERIALS - 24.3%
        291   Beazer Homes USA, Inc.* .........................  $     23,280
      4,947   D.R. Horton, Inc. ...............................       128,771
        760   Hovanian Enterprises, Inc.* .....................        27,269
      1,846   Lennar Corp. ....................................       112,975
        244   NVR, Inc.* ......................................        78,812
        875   Ryland Group, Inc. ..............................        43,531
                                                                --------------
                                                                      414,638
                                                                --------------
              RETAIL - 24.2%
      1,161   Fred's, Inc. ....................................        42,701
      1,047   Hancock Fabrics, Inc. ...........................        19,453
      3,152   Michael's Stores, Inc.* .........................       122,928
      6,573   Petsmart, Inc.* .................................       105,431
      4,405   Pier 1 Imports, Inc. ............................        92,505
      1,498   ShopKo Stores, Inc.* ............................        30,260
                                                                --------------
                                                                      413,278
                                                                --------------
              TEXTILES - 13.5%
      2,094   Culp, Inc.* .....................................        33,735
      3,193   Mohawk Industries, Inc.* ........................       196,465
                                                                --------------
                                                                      230,200
                                                                --------------
              HEALTH CARE - 11.8%
      4,344   Oxford Health Plans, Inc.* ......................       201,822
                                                                --------------

              CONSUMER DURABLES & APPAREL - 8.0%
      1,958   Chico's FAS, Inc.* ..............................        71,114
        932   Urban Outfitters, Inc.* .........................        32,359
      1,362   Wet Seal, Inc. - Class A* .......................        33,097
                                                                --------------
                                                                      136,570
                                                                --------------
              FOOD, BEVERAGE & TOBACCO - 7.1%
      1,667   Bob Evans Farms, Inc. ...........................        52,477
      1,939   Great Atlantic & Pacific Tea Company, Inc.* .....        36,240
      1,311   Landry's Restaurants, Inc. ......................        33,444
                                                                --------------
                                                                      122,161
                                                                --------------
              CONSUMER GOODS - 5.5%
        414   American Woodmark Corp. .........................        23,238
      2,762   GTECH Holdings Corp.* ...........................        70,541
                                                                --------------
                                                                       93,779
                                                                --------------
              AUTO PARTS & EQUIPMENT - 4.1%
      2,384   American Axle & Manufacturing Holdings, Inc.* ...        70,900
                                                                --------------

              COMMUNICATIONS - 1.8%
      1,326   Cubic Corp. .....................................        31,426
                                                                --------------

              TOTAL COMMON STOCKS .............................     1,714,774
                                                                --------------
              (Cost $1,764,386)



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 WARRANTS - 0.2%

              SOFTWARE & SERVICES - 0.2%
         97   Expedia, Inc. - Warrants, Expires 2/4/09* .......  $      2,813
                                                                --------------

              TOTAL WARRANTS ..................................         2,813
                                                                --------------
              (Cost $1,591)


              TOTAL INVESTMENTS - 100.5% ......................     1,717,587
              (Cost $1,765,976)

              NET OTHER ASSETS & LIABILITIES - (0.5)% .........        (8,998)
                                                                --------------
              NET ASSETS - 100.0% .............................  $  1,708,589
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.

                       See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 100.6%

              OIL & GAS - 94.3%
      2,359   Anadarko Petroleum Corp. ........................  $    116,299
      2,332   Apache Corp. ....................................       134,043
      3,389   BJ Services Company* ............................       114,819
      4,089   Canadian Natural Resources Ltd. .................       140,048
      1,353   ChevronTexaco Corp. .............................       119,740
      4,564   Conoco, Inc. ....................................       126,879
      2,524   Devon Energy Corp. ..............................       124,383
      1,688   ENI SPA, Sponsored ADR ..........................       135,040
      3,004   Exxon Mobil Corp. ...............................       122,924
      3,717   GlobalSantaFe Corp. .............................       101,660
      6,046   Hanover Compressor Company* .....................        81,621
      3,964   Marathon Oil Corp. ..............................       107,504
      3,043   Nabors Industries Ltd.* .........................       107,418
      2,989   Noble Corp.* ....................................       115,375
      4,401   Petro Canada ....................................       124,416
      3,673   Precision Drilling Corp.* .......................       127,600
      2,351   Royal Dutch Petroleum ...........................       129,940
      3,180   Stone Energy Corp.* .............................       127,995
      3,140   Tidewater, Inc. .................................       103,369
      1,670   Total Fina Elf SA, Sponsored ADR ................       135,103
      3,137   Valero Energy Corp. .............................       117,387
      2,757   Weatherford International Ltd.* .................       119,102
      6,136   XTO Energy, Inc. ................................       126,402
                                                                --------------
                                                                    2,759,067
                                                                --------------
              COAL - 4.4%
      4,563   Peabody Energy Corp. ............................       129,133
                                                                --------------

              PIPELINES - 1.9%
      2,669   El Paso Corp. ...................................        55,008
                                                                --------------

              TOTAL COMMON STOCKS .............................     2,943,208
                                                                --------------
              (Cost $2,859,659)


              TOTAL INVESTMENTS - 100.6% ......................     2,943,208
              (Cost $2,859,659)

              NET OTHER ASSETS & LIABILITIES - (0.6)% .........       (18,570)
                                                                --------------
              NET ASSETS - 100.0% .............................  $  2,924,638
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

                       See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 100.6%

              DIVERSIFIED FINANCIAL SERVICES - 51.4%
      2,737   Capital One Financial Corp. .....................  $    167,094
      5,389   Charter One Financial, Inc. .....................       185,274
      3,645   Citigroup, Inc. .................................       141,244
      4,491   Eaton Vance Corp. ...............................       140,119
      2,103   Fannie Mae ......................................       155,096
      2,791   Freddie Mac .....................................       170,809
      2,063   Goldman Sachs Group, Inc. .......................       151,321
      3,014   Household International, Inc. ...................       149,796
      4,052   Investment Technology Group, Inc.* ..............       132,500
      3,195   Legg Mason, Inc. ................................       157,641
      2,672   Lehman Brothers Holdings, Inc. ..................       167,053
      4,487   MBNA Corp. ......................................       148,385
      3,205   Merrill Lynch & Company, Inc. ...................       129,803
      3,209   Morgan Stanley Dean Witter & Company ............       138,244
      4,963   Raymond James Financial, Inc. ...................       141,297
      4,729   Washington Mutual, Inc. .........................       175,493
                                                                --------------
                                                                    2,451,169
                                                                --------------
              INSURANCE - 25.4%
      6,211   AFLAC, Inc. .....................................       198,752
      4,376   Allstate Corp. ..................................       161,824
      2,634   AMBAC Financial Group, Inc. .....................       177,005
      2,257   American International Group, Inc. ..............       153,995
      5,376   MetLife, Inc. ...................................       154,829
      6,226   Principal Financial Group* ......................       193,006
      3,529   Radian Group, Inc. ..............................       172,392
                                                                --------------
                                                                    1,211,803
                                                                --------------
              BANKS - 23.8%
      2,537   Bank of America Corp. ...........................       178,503
      4,208   Bank of New York Company, Inc. ..................       142,020
      2,632   Comerica, Inc. ..................................       161,605
      3,756   Commerce Bancshares, Inc. .......................       166,165
      4,579   FleetBoston Financial Corp. .....................       148,131
      2,476   SunTrust Banks, Inc. ............................       167,675
      3,475   Wells Fargo & Company ...........................       173,958
                                                                --------------
                                                                    1,138,057
                                                                --------------
              TOTAL COMMON STOCKS .............................     4,801,029
                                                                --------------
              (Cost $4,775,634)


              TOTAL INVESTMENTS - 100.6% ......................     4,801,029
              (Cost $4,775,634)

              NET OTHER ASSETS & LIABILITIES - (0.6)% .........       (29,688)
                                                                --------------
              NET ASSETS - 100.0% .............................  $  4,771,341
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.

                       See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 101.0%

              PHARMACEUTICALS - 87.7%
      3,341   Abbott Laboratories .............................  $    125,789
      3,242   Andrx Corp.* ....................................        87,437
      3,915   AstraZeneca PLC, Sponsored ADR ..................       160,515
      2,477   Aventis, Sponsored ADR ..........................       174,455
      2,509   Barr Laboratories, Inc.* ........................       159,397
      2,935   Bristol-Myers Squibb Company ....................        75,429
      3,019   Cephalon, Inc.* .................................       136,459
      2,205   Forest Laboratories, Inc.* ......................       156,114
      3,651   GlaxoSmithKline PLC, Sponsored ADR ..............       157,504
      2,911   Johnson & Johnson ...............................       152,129
      2,502   Lilly (Eli) & Company ...........................       141,113
      4,914   MedImmune, Inc.* ................................       129,730
      3,059   Merck & Company, Inc. ...........................       154,908
      4,905   Novartis AG, Sponsored ADR ......................       214,986
      4,454   Pfizer, Inc. ....................................       155,890
      4,183   Pharmacia Corp. .................................       156,653
      2,436   Roche Holdings Ltd., Sponsored ADR ..............       184,153
      6,240   Schering-Plough Corp. ...........................       153,504
      3,124   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       208,621
      6,237   Watson Pharmaceuticals, Inc.* ...................       157,609
      2,877   Wyeth ...........................................       147,302
                                                                --------------
                                                                    3,189,697
                                                                --------------
              BIOTECHNOLOGY - 13.3%
      3,433   Amgen, Inc.* ....................................       143,774
      4,598   Genentech, Inc.* ................................       154,033
      3,290   Genzyme Corp.* ..................................        63,300
      3,439   IDEC Pharmaceuticals Corp.* .....................       121,912
                                                                --------------
                                                                      483,019
                                                                --------------
              TOTAL COMMON STOCKS .............................     3,672,716
                                                                --------------
              (Cost $4,561,011)


              TOTAL INVESTMENTS - 101.0% ......................     3,672,716
              (Cost $4,561,011)

              NET OTHER ASSETS & LIABILITIES - (1.0)% .........       (37,417)
                                                                --------------
              NET ASSETS - 100.0% .............................  $  3,635,299
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

                       See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
 -----------                                                     ------------

 COMMON STOCKS - 101.7%

              TECHNOLOGY HARDWARE & EQUIPMENT - 39.5%
      1,572   Affiliated Computer Services, Inc.*                $     74,638
      2,683   Celestica, Inc.*                                         60,931
      3,314   Dell Computer Corp.*                                     86,628
      9,167   EMC Corp.*                                               69,211
        956   IBM Corp.                                                68,832
      1,600   Lexmark International, Inc.*                             87,040
     10,977   Sun Microsystems, Inc.*                                  54,995
      3,027   SunGard Data Systems, Inc.*                              80,155
      2,641   Veritas Software Corp.*                                  52,265
                                                                --------------
                                                                      634,695
                                                                --------------
              SOFTWARE & SERVICES - 25.7%
      2,258   Adobe Systems, Inc.                                      64,353
      4,220   Check Point Software Technology Ltd.*                    57,223
      1,411   Microsoft Corp.*                                         77,182
      8,366   Oracle Corp.*                                            79,226
      3,851   Siebel Systems, Inc.*                                    54,761
      2,405   Symantec Corp.*                                          79,004
                                                                --------------
                                                                      411,749
                                                                --------------
              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 21.3%
      3,990   Amdocs Ltd.*                                             30,125
      5,407   Cisco Systems, Inc.*                                     75,428
      7,122   Juniper Networks, Inc.*                                  40,239
      4,677   Nokia Corp., Sponsored ADR                               67,723
      2,568   QUALCOMM, Inc.*                                          70,594
      9,239   Tellabs, Inc.*                                           57,282
                                                                --------------
                                                                      341,391
                                                                --------------
              SEMICONDUCTORS - 15.2%
      3,050   Applied Materials, Inc.*                                 58,011
      2,916   Intel Corp.                                              53,275
      1,693   Maxim Integrated Products, Inc.*                         64,893
      1,978   Novellus Systems, Inc.*                                  67,252
                                                                --------------
                                                                      243,431
                                                                --------------
              TOTAL COMMON STOCKS                                   1,631,266
                                                                --------------
              (Cost $2,380,969)


              TOTAL INVESTMENTS - 101.7%                            1,631,266
              (Cost $2,380,969)

              NET OTHER ASSETS & LIABILITIES - (1.7)%                 (27,265)
                                                                --------------
              NET ASSETS - 100.0%                                $  1,604,001
                                                                ==============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC

JUNE 30, 2002 (UNAUDITED)



                                                                             TARGET        THE DOWSM       GLOBAL          S&P
                                                                           MANAGED VIP       DART 10      TARGET 15     TARGET 24
                                                                            PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                         ------------    ------------    -----------   -----------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): ................................. $  5,815,219    $  5,207,134    $ 3,131,393   $ 6,016,305
                                                                         ------------    ------------    -----------   -----------
Cash ...................................................................      171,677          61,571         46,495        17,217
Dividends receivable ...................................................        8,888          25,312          5,936           252
Receivable for investment securities sold ..............................        --             --             --               189
Receivable for Membership Interest sold ................................        6,297          --              3,832         --
Receivable from Advisor ................................................       15,666          15,089         16,427        15,260
                                                                         ------------    ------------    -----------   -----------
     Total Assets ......................................................    6,017,747       5,309,106      3,204,083     6,049,223
                                                                         ------------    ------------    -----------   -----------
LIABILITIES:
Due to Custodian .......................................................        --              --             --            --
Payable for Membership Interest redeemed ...............................        --             95,432          --            1,174
Payable for investment securities purchased ............................      141,369          61,286          --           38,333
Investment advisory fee payable ........................................        2,507           2,450          1,416         2,804
Payable to Administrator ...............................................        1,149           1,149          1,149         1,149
Distribution fees payable ..............................................        1,076           1,046            619         1,185
Trustees fee payable ...................................................        4,082           4,410          2,234         3,327
Accrued audit fees .....................................................        3,968           3,968          3,968         3,968
Membership Interest servicing fee payable ..............................        8,035          10,437          4,622         9,580
Printing fees payable ..................................................        3,935           3,935          3,935         3,935
Custodian fee payable ..................................................       27,818          27,818         27,845        27,818
Accrued expenses and other payables ....................................        2,506           2,522          2,844         3,675
                                                                         ------------    ------------    -----------   -----------
     Total Liabilities .................................................      196,445         214,453         48,632        96,948
                                                                         ------------    ------------    -----------   -----------
NET ASSETS ............................................................. $  5,821,302    $  5,094,653    $ 3,155,451   $ 5,952,275
                                                                         ============    ============    ===========   ===========
(a) Investments, at cost ............................................... $  6,223,771    $  5,809,596    $ 3,214,734   $ 6,493,258
                                                                         ============    ============    ===========   ===========
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) .. $     32,005    $     66,029    $   114,316   $   (18,441)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions: ......................................      (89,950)        (60,203)       168,103      (475,469)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions .......................................     (408,552)       (602,462)       (83,341)     (476,953)
Paid-in capital ........................................................    6,287,799       5,691,289      2,956,373     6,923,138
                                                                         ------------    ------------    -----------   -----------
     Total Net Assets .................................................. $  5,821,302    $  5,094,653    $ 3,155,451   $ 5,952,275
                                                                         ============    ============    ===========   ===========
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding ..................................... $       7.43    $       7.98    $      9.66   $      7.00
                                                                         ============    ============    ===========   ===========
Number of Membership Interests outstanding .............................      783,946         638,723        326,666       849,756
                                                                         ============    ============    ===========   ===========



                                                                                         FIRST TRUST
                                                                           NASDAQ       10 UNCOMMON     VALUE LINE     FIRST TRUST
                                                                          TARGET 15       VALUES         TARGET 25       ENERGY
                                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                        ------------   -------------   ------------   ------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): .................................$  5,546,433   $  10,483,512   $  1,717,587   $  2,943,208
                                                                        ------------   -------------   ------------   ------------
Cash ...................................................................      20,157           --            71,992         --
Dividends receivable ...................................................       --              --               103          6,814
Receivable for investment securities sold ..............................       --          9,819,570          --            31,908
Receivable for Membership Interest sold ................................       --              5,333          --             2,249
Receivable from Advisor ................................................      14,938          19,132         18,387         16,248
                                                                        ------------   -------------   ------------   ------------
     Total Assets ......................................................   5,581,528      20,327,547      1,808,069      3,000,427
                                                                        ------------   -------------   ------------   ------------
LIABILITIES:
Due to Custodian .......................................................       --             19,495          --            29,989
Payable for Membership Interest redeemed ...............................     122,962          73,176          6,468          --
Payable for investment securities purchased ............................       --          9,794,702         42,075          --
Investment advisory fee payable ........................................       2,597           5,173            724          1,352
Payable to Administrator ...............................................       1,149           1,149          1,149          1,149
Distribution fees payable ..............................................       1,134           2,201            312            576
Trustees fee payable ...................................................       6,141          53,162          5,751            144
Accrued audit fees .....................................................       3,968           3,968          3,968          3,968
Membership Interest servicing fee payable ..............................       9,949          32,302          3,406          4,479
Printing fees payable ..................................................       3,935           3,935          3,935          3,935
Custodian fee payable ..................................................      27,818          27,818         27,818         27,818
Accrued expenses and other payables ....................................       3,669          12,525          3,874          2,379
                                                                        ------------   -------------   ------------   ------------
     Total Liabilities .................................................     183,322      10,029,606         99,480         75,789
                                                                        ------------   -------------   ------------   ------------
NET ASSETS .............................................................$  5,398,206   $  10,297,941   $  1,708,589   $  2,924,638
                                                                        ============   =============   ============   ============
(a) Investments, at cost ...............................................$  6,154,570   $  10,331,884   $  1,765,976   $  2,859,659
                                                                        ============   =============   ============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) ..$   (115,673)  $    (314,118)  $    (20,239)  $     (1,445)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions: ......................................  (2,275,184)    (16,928,154)    (1,130,833)      (204,805)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions .......................................    (608,137)        151,628        (48,389)        83,549
Paid-in capital ........................................................   8,397,200      27,388,585      2,908,050      3,047,339
                                                                        ------------   -------------   ------------   ------------
     Total Net Assets ..................................................$  5,398,206   $  10,297,941   $  1,708,589   $  2,924,638
                                                                        ============   =============   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding .....................................$       7.97   $        4.50   $       2.87   $      11.61
                                                                        ============   =============   ============   ============
Number of Membership Interests outstanding .............................     676,901       2,288,320        595,973        251,972
                                                                        ============   =============   ============   ============



                                                                          FIRST TRUST
                                                                          FINANCIAL     FIRST TRUST    FIRST TRUST
                                                                          SERVICES    PHARMACEUTICAL   TECHNOLOGY
                                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                        ------------   ------------   -------------
ASSETS:
Investments, at market value
   (See portfolios of investments)(a): .................................$  4,801,029   $  3,672,716   $   1,631,266
                                                                        ------------   ------------   -------------
Cash ...................................................................       9,996          3,003           8,738
Dividends receivable ...................................................       5,706          2,019              28
Receivable for investment securities sold ..............................        --            --              --
Receivable for Membership Interest sold ................................        --            --              --
Receivable from Advisor ................................................      15,556         15,266          16,943
                                                                        ------------   ------------   -------------
     Total Assets ......................................................   4,832,287      3,693,004       1,656,975
                                                                        ------------   ------------   -------------
LIABILITIES:
Due to Custodian .......................................................        --            --              --
Payable for Membership Interest redeemed ...............................       8,604          3,235           4,812
Payable for investment securities purchased ............................        --            --              --
Investment advisory fee payable ........................................       2,226          1,755             782
Payable to Administrator ...............................................       1,149          1,149           1,149
Distribution fees payable ..............................................         938            755             328
Trustees fee payable ...................................................       1,409          3,681           2,696
Accrued audit fees .....................................................       3,968          3,968           3,968
Membership Interest servicing fee payable ..............................       6,772          7,696           3,595
Printing fees payable ..................................................       3,935          3,935           3,935
Custodian fee payable ..................................................      27,818         27,818          27,818
Accrued expenses and other payables ....................................       4,127          3,713           3,891
                                                                        ------------   ------------   -------------
     Total Liabilities .................................................      60,946         57,705          52,974
                                                                        ------------   ------------   -------------
NET ASSETS .............................................................$  4,771,341   $  3,635,299   $   1,604,001
                                                                        ============   ============   =============
(a) Investments, at cost ...............................................$  4,775,634   $  4,561,011   $   2,380,969
                                                                        ============   ============   =============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) ..$     (1,588)  $    (26,002)  $     (41,396)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions: ......................................     (39,554)      (318,644)     (1,160,343)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions .......................................      25,395       (888,295)       (749,703)
Paid-in capital ........................................................   4,787,088      4,868,240       3,555,443
                                                                        ------------   ------------   -------------
     Total Net Assets ..................................................$  4,771,341   $  3,635,299   $   1,604,001
                                                                        ============   ============   =============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding .....................................$      11.56   $       8.88   $        3.74
                                                                        ============   ============   =============
Number of Membership Interests outstanding .............................     412,775        409,195         429,246
                                                                        ============   ============   =============






                       See Notes to Financial Statements.

Page 18-19

STATEMENTS OF OPERATIONS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                                             TARGET        THE DOWSM        GLOBAL          S&P
                                                                           MANAGED VIP       DART 10       TARGET 15     TARGET 24
                                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          ------------    ------------    -----------   -----------
INVESTMENT INCOME:
Dividends ..............................................................  $     37,103    $     64,747    $    49,850   $    29,796
Foreign withholding tax on dividend income .............................        --              --             (1,534)       --
Miscellaneous income ...................................................        --              --             --               263
                                                                          ------------    ------------    -----------   -----------
     Total investment income ...........................................        37,103          64,747         48,316        30,059
                                                                          ------------    ------------    -----------   -----------
EXPENSES:
Investment advisory fee ................................................        10,088          15,423          8,312        16,229
Administration fee .....................................................         7,191           7,191          7,191         7,191
Fund Accounting fee ....................................................        12,397          12,397         12,397        12,397
Distribution fee .......................................................         4,203           6,426          3,463         6,762
Trustee's fees and expenses ............................................           951           2,301          1,911         2,367
Legal fees .............................................................         2,480           2,480          2,480         2,480
Audit fees .............................................................         3,968           3,968          3,968         3,968
Custodian fees .........................................................         7,935           7,935          7,962         7,935
Membership Interest servicing fee ......................................        10,527          13,611          9,909        14,029
Printing fees ..........................................................         1,091           1,091          1,091         1,091
Other ..................................................................           512             916          1,299         1,066
Fees waived and expenses reimbursed by investment advisor ..............       (36,492)        (35,911)       (39,619)      (35,570)
                                                                          ------------    ------------    -----------   -----------
     Net expenses ......................................................        24,851          37,828         20,364        39,945
                                                                          ------------    ------------    -----------   -----------
NET INVESTMENT INCOME/(LOSS) ...........................................        12,252          26,919         27,952        (9,886)
                                                                          ------------    ------------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities ..........................................................      (110,575)       (143,126)        48,064        56,890
   Foreign currency transactions .......................................         --             --                173         --
Change in unrealized appreciation/(depreciation) of:
   Securities ..........................................................      (368,809)       (305,189)       (74,598)     (238,012)
   Foreign currency translation of other assets and liabilities in
     foreign currencies ................................................         --             --               (115)        --
                                                                          ------------    ------------    -----------   -----------
Net realized and unrealized gain/(loss) on investments .................      (479,384)       (448,315)       (26,476)     (181,122)
                                                                          ------------    ------------    -----------   -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................................  $   (467,132)   $   (421,396)   $     1,476   $  (191,008)
                                                                          ============    ============    ===========   ============


                                                                                         FIRST TRUST
                                                                            NASDAQ       10 UNCOMMON     VALUE LINE     FIRST TRUST
                                                                           TARGET 15       VALUES         TARGET 25       ENERGY
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                         ------------   -------------   ------------   ------------
INVESTMENT INCOME:
Dividends .............................................................. $      4,041   $      31,649   $        787   $     21,374
Foreign withholding tax on dividend income .............................       --              --              --            --
Miscellaneous income ...................................................       --              --              --            --
                                                                         ------------   -------------   ------------   ------------
     Total investment income ...........................................        4,041         31,649             787         21,374
                                                                         ------------   -------------   ------------   ------------
EXPENSES:
Investment advisory fee ................................................      17,089         36,487           2,247           7,787
Administration fee .....................................................       7,191          7,191           7,191           7,191
Fund Accounting fee ....................................................      12,397         12,397          12,397          12,397
Distribution fee .......................................................       7,121         15,203             936           3,245
Trustee's fees and expenses ............................................       3,509         18,042             725           1,067
Legal fees .............................................................       2,480          2,480           2,480           2,480
Audit fees .............................................................       3,968          3,968           3,968           3,968
Custodian fees .........................................................       7,935          7,935           7,935           7,935
Membership Interest servicing fee ......................................      14,786         28,597           6,507           9,408
Printing fees ..........................................................       1,091          1,091           1,091           1,091
Other ..................................................................       1,313          5,211             749           1,074
Fees waived and expenses reimbursed by investment advisor ..............     (37,011)       (55,174)        (40,644)        (38,564)
                                                                         ------------   -------------   ------------   ------------
     Net expenses ......................................................      41,869         83,428           5,582          19,079
                                                                         ------------   -------------   ------------   ------------
NET INVESTMENT INCOME/(LOSS) ...........................................     (37,828)       (51,779)         (4,795)          2,295
                                                                         ------------   -------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities ..........................................................  (1,087,149)    (3,123,304)       (193,716)       (114,041)
   Foreign currency transactions .......................................       --             --              --             --
Change in unrealized appreciation/(depreciation) of:
   Securities ..........................................................     257,607      1,025,505         (16,237)        138,861
   Foreign currency translation of other assets and liabilities in
     foreign currencies ................................................       --             --              --             --
                                                                         ------------   -------------   ------------   ------------
Net realized and unrealized gain/(loss) on investments .................    (829,542)    (2,097,799)       (209,853)         24,820
                                                                         ------------   -------------   ------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................................... $   (867,370)  $  (2,149,578)  $   (214,748)  $     27,115
                                                                         ============   =============   ============   ============





                                                                           FIRST TRUST
                                                                            FINANCIAL     FIRST TRUST    FIRST TRUST
                                                                            SERVICES    PHARMACEUTICAL   TECHNOLOGY
                                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                          ------------   ------------   -------------
INVESTMENT INCOME:
Dividends ..............................................................  $     32,106   $     21,309   $       1,404
Foreign withholding tax on dividend income .............................        --             --              --
Miscellaneous income ...................................................        --             --              --
                                                                          ------------   ------------   -------------
     Total investment income ...........................................        32,106         21,309           1,404
                                                                          ------------   ------------   -------------
EXPENSES:
Investment advisory fee ................................................        13,121         11,805           5,861
Administration fee .....................................................         7,191          7,191           7,191
Fund Accounting fee ....................................................        12,397         12,397          12,397
Distribution fee .......................................................         5,467          4,919           2,457
Trustee's fees and expenses ............................................         1,883          2,115           1,347
Legal fees .............................................................         2,480          2,480           2,480
Audit fees .............................................................         3,968          3,968           3,968
Custodian fees .........................................................         7,935          7,935           7,935
Membership Interest servicing fee ......................................        12,328         11,734           8,515
Printing fees ..........................................................         1,091          1,091           1,091
Other ..................................................................         1,224            982             921
Fees waived and expenses reimbursed by investment advisor ..............       (36,812)       (37,694)        (39,824)
                                                                          ------------   ------------   -------------
     Net expenses ......................................................        32,273         28,923          14,339
                                                                          ------------   ------------   -------------
NET INVESTMENT INCOME/(LOSS) ...........................................          (167)        (7,614)        (12,935)
                                                                          ------------   ------------   -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities ..........................................................       (27,187)      (391,839)         15,610
   Foreign currency transactions .......................................        --             --              --
Change in unrealized appreciation/(depreciation) of:
   Securities ..........................................................       (61,334)      (830,947)       (852,715)
   Foreign currency translation of other assets and liabilities in
     foreign currencies ................................................        --             --              --
                                                                          ------------   ------------   -------------
Net realized and unrealized gain/(loss) on investments .................       (88,521)    (1,222,786)       (837,105)
                                                                          ------------   ------------   -------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................................  $    (88,688)  $(1,230,400)   $    (850,040)
                                                                          ============   ============   =============


                       See Notes to Financial Statements.

Page 20-21

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)



                                                                             TARGET        THE DOWSM        GLOBAL          S&P
                                                                           MANAGED VIP       DART 10       TARGET 15     TARGET 24
                                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          ------------    ------------    -----------   -----------
Net investment income/(loss) ...........................................  $     12,252    $     26,919    $    27,952   $    (9,886)
Net realized gain/(loss) on investments and foreign currency
   transactions ........................................................      (110,575)       (143,126)        48,237        56,890
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the period .................      (368,809)       (305,189)       (74,713)     (238,012)
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) in net assets resulting from operations ........      (467,132)       (421,396)         1,476      (191,008)
Net increase/(decrease) in net assets from Membership
   Interest transactions ...............................................     4,162,388       1,451,710        863,393     2,681,808
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) in net assets ..................................     3,695,256       1,030,314        864,869     2,490,800

NET ASSETS:
Beginning of period ....................................................     2,126,046       4,064,339      2,290,582     3,461,475
                                                                          ------------    ------------    -----------   -----------
End of period ..........................................................  $  5,821,302    $  5,094,653    $ 3,155,451   $ 5,952,275
                                                                          ============    ============    ===========   ===========
Undistributed net investment income/(accumulated net investment
   loss) at end of period ..............................................  $     32,005    $     66,029    $   114,316   $   (18,441)
                                                                          ============    ============    ===========   ===========



                                                                           NASDAQ       10 UNCOMMON     VALUE LINE     FIRST TRUST
                                                                          TARGET 15       VALUES         TARGET 25       ENERGY
                                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                        ------------   -------------   ------------   ------------
Net investment income/(loss) ...........................................$    (37,828)  $     (51,779)   $    (4,795)    $    2,295
Net realized gain/(loss) on investments and foreign currency
   transactions ........................................................  (1,087,149)     (3,123,304)      (193,716)      (114,041)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the period .................     257,607       1,025,505        (16,237)       138,861
                                                                        ------------   -------------   ------------   ------------
Net increase/(decrease) in net assets resulting from operations ........    (867,370)     (2,149,578)      (214,748)        27,115
Net increase/(decrease) in net assets from Membership
   Interest transactions ...............................................   1,472,616        (822,872)     1,423,908        828,505
                                                                        ------------   -------------   ------------   ------------
Net increase/(decrease) in net assets ..................................     605,246      (2,972,450)     1,209,160        855,620

NET ASSETS:
Beginning of period ....................................................   4,792,960      13,270,391        499,429      2,069,018
                                                                        ------------   -------------   ------------   ------------
End of period ..........................................................$  5,398,206   $  10,297,941   $  1,708,589   $  2,924,638
                                                                        ============   =============   ============   ============
Undistributed net investment income/(accumulated net investment
   loss) at end of period ..............................................$   (115,673)  $    (314,118)  $    (20,239)  $     (1,445)
                                                                        ============   =============   ============   ============



                                                                           FINANCIAL     FIRST TRUST    FIRST TRUST
                                                                           SERVICES    PHARMACEUTICAL   TECHNOLOGY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         ------------   ------------   -------------
Net investment income/(loss) ........................................... $       (167)  $     (7,614)  $     (12,935)
Net realized gain/(loss) on investments and foreign currency
   transactions ........................................................      (27,187)      (391,839)         15,610
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the period .................      (61,334)      (830,947)       (852,715)
                                                                         ------------   ------------   -------------
Net increase/(decrease) in net assets resulting from operations ........      (88,688)    (1,230,400)       (850,040)
Net increase/(decrease) in net assets from Membership
   Interest transactions ...............................................    1,738,068      1,088,874         715,465
                                                                         ------------   ------------   -------------
Net increase/(decrease) in net assets ..................................    1,649,380       (141,526)       (134,575)

NET ASSETS:
Beginning of period ....................................................    3,121,961      3,776,825       1,738,576
                                                                         ------------   ------------   -------------
End of period .......................................................... $  4,771,341   $  3,635,299   $   1,604,001
                                                                         ============   ============   =============
Undistributed net investment income/(accumulated net investment
   loss) at end of period .............................................. $     (1,588)  $    (26,002)  $     (41,396)
                                                                         ============   ============   =============





STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                             TARGET        THE DOWSM        GLOBAL          S&P
                                                                           MANAGED VIP       DART 10       TARGET 15     TARGET 24
                                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          ------------    ------------    -----------   -----------
Net investment income/(loss) ...........................................  $     16,504    $     31,149    $    46,256   $    (1,315)
Net realized gain/(loss) on investments and foreign currency
   transactions ........................................................        39,761          78,961        137,803      (554,021)
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year .......................       (67,468)       (403,599)      (145,168)      (82,797)
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) in net assets resulting from operations ........       (11,203)       (293,489)        38,891      (638,133)
Net increase/(decrease) in net assets from Membership Interest
   transactions ........................................................     1,875,634       3,247,654        398,993     2,598,208
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) in net assets ..................................     1,864,431       2,954,165        437,884     1,960,075

NET ASSETS:
Beginning of year ......................................................       261,615       1,110,174      1,852,698     1,501,400
                                                                          ------------    ------------    -----------   -----------
End of year ............................................................  $  2,126,046    $  4,064,339    $ 2,290,582   $ 3,461,475
                                                                          ============    ============    ===========   ===========
Undistributed net investment income/(accumulated net investment
   loss) at end of year ................................................  $     19,753    $     39,110    $    86,364   $    (8,555)
                                                                          ============    ============    ===========   ===========




                                                                            NASDAQ       10 UNCOMMON     VALUE LINE     FIRST TRUST
                                                                           TARGET 15       VALUES         TARGET 25       ENERGY
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                         ------------   -------------   ------------   ------------
Net investment income/(loss) ........................................... $    (40,277)  $    (155,662)  $     (7,001)  $     (2,628)
Net realized gain/(loss) on investments and foreign currency
   transactions ........................................................   (1,223,157)    (12,430,242)    (1,018,692)      (102,483)
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year .......................      402,506       4,443,385        517,914       (124,349)
                                                                         ------------   -------------   ------------   ------------
Net increase/(decrease) in net assets resulting from operations ........     (860,928)     (8,142,519)      (507,779)      (229,460)
Net increase/(decrease) in net assets from Membership Interest
   transactions ........................................................    2,965,461        (709,641)      (123,854)     1,800,217
                                                                         ------------   -------------   ------------   ------------
Net increase/(decrease) in net assets ..................................    2,104,533      (8,852,160)      (631,633)     1,570,757

NET ASSETS:
Beginning of year ......................................................    2,688,427      22,122,551      1,131,062        498,261
                                                                         ------------   -------------   ------------   ------------
End of year ............................................................ $  4,792,960   $  13,270,391   $    499,429   $  2,069,018
                                                                         ============   =============   ============   ============
Undistributed net investment income/(accumulated net investment
   loss) at end of year ................................................ $    (77,845)  $    (262,339)  $    (15,444)  $     (3,740)
                                                                         ============   =============   ============   ============



                                                                           FIRST TRUST    FIRST TRUST
                                                                         PHARMACEUTICAL   TECHNOLOGY
                                                                            PORTFOLIO      PORTFOLIO
                                                                          ------------   -------------
Net investment income/(loss) ...........................................  $    (13,744)  $     (15,217)
Net realized gain/(loss) on investments and foreign currency
   transactions ........................................................       (25,083)     (1,199,941)
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year .......................      (155,539)        626,974
                                                                          ------------   -------------
Net increase/(decrease) in net assets resulting from operations ........      (194,366)       (588,184)
Net increase/(decrease) in net assets from Membership Interest
   transactions ........................................................     2,703,771       1,280,520
                                                                          ------------   -------------
Net increase/(decrease) in net assets ..................................     2,509,405         692,336

NET ASSETS:
Beginning of year ......................................................     1,267,420       1,046,240
                                                                          ------------   -------------
End of year ............................................................  $  3,776,825   $   1,738,576
                                                                          ============   =============
Undistributed net investment income/(accumulated net investment
   loss) at end of year ................................................  $    (18,388)  $     (28,461)
                                                                          ============   =============



                       See Notes to Financial Statements.

Page 22-23

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)



                                                                             TARGET        THE DOWSM        GLOBAL          S&P
                                                                           MANAGED VIP       DART 10       TARGET 15     TARGET 24
                                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          ------------    ------------    -----------   -----------
AMOUNT:
Sold ...................................................................  $  4,258,625    $  2,366,815    $ 1,292,766   $ 3,251,487
Redeemed ...............................................................       (96,237)       (915,105)      (429,373)     (569,679)
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) ................................................  $  4,162,388    $  1,451,710    $   863,393   $ 2,681,808
                                                                          ============    ============    ===========   ===========
MEMBERSHIP INTERESTS:
Sold ...................................................................       536,392         269,168        133,561       445,453
Redeemed ...............................................................       (12,025)       (106,393)       (43,943)      (77,030)
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) ................................................       524,367         162,775         89,618       368,423
                                                                          ============    ============    ===========   ===========


                                                                             NASDAQ       10 UNCOMMON     VALUE LINE    FIRST TRUST
                                                                            TARGET 15       VALUES         TARGET 25      ENERGY
                                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          ------------    ------------    -----------   -----------
AMOUNT:
Sold ...................................................................  $  2,118,601    $  1,247,264    $ 1,638,435   $ 1,367,316
Redeemed ...............................................................      (645,985)     (2,070,136)      (214,527)     (538,811)
                                                                          ------------    ------------    -----------   ------------
Net increase/(decrease) ................................................  $  1,472,616    $   (822,872)   $ 1,423,908   $   828,505
                                                                          ============    ============    ===========   ===========
MEMBERSHIP INTERESTS:
Sold ...................................................................       233,469         245,214        532,500       117,440
Redeemed ...............................................................       (74,839)       (416,226)       (56,903)      (48,705)
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) ................................................       158,630        (171,012)       475,597        68,735
                                                                          ============    ============    ===========   ===========



                                                                           FINANCIAL     FIRST TRUST    FIRST TRUST
                                                                           SERVICES    PHARMACEUTICAL   TECHNOLOGY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         ------------   ------------   -------------
AMOUNT:
Sold ................................................................... $  2,157,112   $  2,150,634   $   1,255,914
Redeemed ...............................................................     (419,044)    (1,061,760)       (540,449)
                                                                         ------------   ------------   -------------
Net increase/(decrease) ................................................ $  1,738,068   $  1,088,874   $     715,465
                                                                         ============   ============   =============
MEMBERSHIP INTERESTS:
Sold ...................................................................      180,326        197,504         230,125
Redeemed ...............................................................      (34,881)      (101,374)       (101,358)
                                                                         ------------   ------------   -------------
Net increase/(decrease) ................................................      145,445         96,130         128,767
                                                                         ============   ============   =============


---------------------------
 (a) Formerly Dow Target 5 Portfolio
 (b) Formerly S&P Target 10 Portfolio
 (c) Formerly First Trust Internet Portfolio





STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                                              TARGET        THE DOWSM        GLOBAL          S&P
                                                                           MANAGED VIP       DART 10       TARGET 15     TARGET 24
                                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          ------------    ------------    -----------   -----------
AMOUNT:
Sold ...................................................................  $  2,362,076    $  4,089,071    $ 1,972,854   $ 3,671,507
Redeemed ...............................................................      (486,442)       (841,417)    (1,573,861)   (1,073,299)
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) ................................................  $  1,875,634    $  3,247,654    $   398,993   $ 2,598,208
                                                                          ============    ============    ===========   ===========
MEMBERSHIP INTERESTS:
Sold ...................................................................       283,890         455,850        205,738       462,095
Redeemed ...............................................................       (54,674)        (90,657)      (155,923)     (138,135)
                                                                          ------------    ------------    -----------   -----------
Net increase/(decrease) ................................................       229,216         365,193         49,815       323,960
                                                                          ============    ============    ===========   ===========




                                                                              NASDAQ      10 UNCOMMON     VALUE LINE    FIRST TRUST
                                                                            TARGET 15       VALUES         TARGET 25      ENERGY
                                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          ------------   -------------   ------------   -----------
AMOUNT:
Sold ...................................................................  $  3,588,472   $  11,799,526   $    845,672   $ 2,902,065
Redeemed ...............................................................      (623,011)    (12,509,167)      (969,526)   (1,101,848)
                                                                          ------------   -------------   ------------   -----------
Net increase/(decrease) ................................................  $  2,965,461   $    (709,641)  $   (123,854)  $ 1,800,217
                                                                          ============   =============   ============   ===========
MEMBERSHIP INTERESTS:
Sold ...................................................................       370,531       1,800,659        153,630       229,377
Redeemed ...............................................................       (61,046)     (1,978,951)      (154,641)      (77,532)
                                                                          ------------   -------------   ------------   -----------
Net increase/(decrease) ................................................       309,485        (178,292)        (1,011)      151,845
                                                                          ============   =============   ============   ===========

                                                                            FINANCIAL     FIRST TRUST    FIRST TRUST
                                                                            SERVICES    PHARMACEUTICAL   TECHNOLOGY
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                          ------------   ------------   -------------
AMOUNT:
Sold ...................................................................  $  3,856,503   $  3,719,812   $   3,156,078
Redeemed ...............................................................    (1,643,854)    (1,016,041)     (1,875,558)
                                                                          ------------   ------------   -------------
Net increase/(decrease) ................................................  $  2,212,649   $  2,703,771   $   1,280,520
                                                                          ============   ============   =============
MEMBERSHIP INTERESTS:
Sold ...................................................................       329,754        303,361         488,818
Redeemed ...............................................................      (141,184)       (83,879)       (290,415)
                                                                          ------------   ------------   -------------
Net increase/(decrease) ................................................       188,570        219,482         198,403
                                                                          ============   ============   =============

---------------------------
 (a) Formerly Dow Target 5 Portfolio
 (b) Formerly S&P Target 10 Portfolio
 (c) Formerly First Trust Internet Portfolio


Page 24-25

                       See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS

TARGET MANAGED VIP PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR             PERIOD
                                                               06/30/02             ENDED             ENDED             ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00          12/31/99*
                                                             -------------      -------------     -------------     -------------
 Net asset value, beginning of period .....................  $        8.19      $        8.62     $        8.04     $       10.00
                                                             -------------      -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................           0.03++             0.18++            0.06              0.05
 Net realized and unrealized gain/(loss) on investments ...          (0.79)             (0.61)             0.52             (2.01)
                                                             -------------      -------------     -------------     -------------
 Total from investment operations .........................          (0.76)             (0.43)             0.58             (1.96)
                                                             -------------      -------------     -------------     -------------
 Net asset value, end of period ...........................  $        7.43      $        8.19     $        8.62     $        8.04
                                                             =============      =============     =============     =============
 TOTAL RETURN+ ............................................          (9.28)%            (4.99)%            7.21%           (19.60)%
                                                             =============      =============     =============     =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       5,821      $       2,126     $         262     $          80
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%             1.47%**
 Ratio of net investment income to average net assets .....           0.72%**            2.20%             2.45%             2.28%**
 Portfolio turnover rate ..................................         114.53%             47.95%            54.04%             --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           3.62%**           12.69%            74.48%           215.88%**


--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOWSM DART10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR             PERIOD
                                                               06/30/02             ENDED             ENDED             ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00          12/31/99*
                                                             -------------      -------------     -------------     -------------
 Net asset value, beginning of period .....................  $        8.54      $       10.02     $        9.22     $       10.00
                                                             -------------      -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................           0.05++             0.14++            0.05              0.02
 Net realized and unrealized gain/(loss) on investments ...          (0.61)             (1.62)             0.75             (0.80)
                                                             -------------      -------------     -------------     -------------
 Total from investment operations .........................          (0.56)             (1.48)             0.80             (0.78)
                                                             -------------      -------------     -------------     -------------
 Net asset value, end of period ...........................           7.98      $        8.54     $       10.02     $        9.22
                                                             =============      =============     =============     =============
 TOTAL RETURN+ ............................................          (6.56)%         (14.77)%              8.68%            (7.80)%
                                                             =============      =============     =============     =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       5,095      $       4,064     $       1,110     $         101
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%             1.47%**
 Ratio of net investment income to average net assets .....           1.05%**            1.53%             1.19%             1.01%**
 Portfolio turnover rate ..................................          54.01%             38.16%            33.59%            --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           2.86%**            5.59%            14.84%           182.94%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR             PERIOD
                                                               06/30/02             ENDED             ENDED             ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00          12/31/99*
                                                             -------------      -------------     -------------     -------------
 Net asset value, beginning of period .....................  $        9.66      $        9.90     $        9.71     $       10.00
                                                             -------------      -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................           0.10++             0.26++            0.15              0.06
 Net realized and unrealized gain/(loss) on investments ...          (0.10)             (0.50)             0.04             (0.35)
                                                             -------------      -------------     -------------     -------------
 Total from investment operations .........................           0.00              (0.24)             0.19             (0.29)
                                                             -------------      -------------     -------------     -------------
 Net asset value, end of period ...........................  $        9.66      $        9.66     $        9.90     $        9.71
                                                             =============      =============     =============     =============
 TOTAL RETURN+ ............................................           0.00%             (2.42)%            1.96%            (2.90)%
                                                             =============      =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       3,155      $       2,291     $       1,853     $         252
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%             1.47%**
 Ratio of net investment income to average net assets .....           2.01%**            2.77%             5.93%             2.77%**
 Portfolio turnover rate ..................................          41.62%            105.85%            20.39%            --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           4.32%**            6.73%            14.89%            51.39%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET24 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR            PERIOD
                                                               06/30/02             ENDED             ENDED            ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00         12/31/99*
                                                             -------------      -------------     -------------    -------------
 Net asset value, beginning of period .....................  $        7.19      $        9.54     $       11.83    $       10.00
                                                             -------------      -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ......................................          (0.01)++           (0.01)++          (0.03)           (0.02)
 Net realized and unrealized gain/(loss) on investments ...          (0.18)             (2.34)            (2.26)            1.85
                                                             -------------      -------------     -------------    -------------
 Total from investment operations .........................          (0.19)             (2.35)            (2.29)            1.83
                                                             -------------      -------------     -------------    -------------
 Net asset value, end of period ...........................  $        7.00      $        7.19     $        9.54    $       11.83
                                                             =============      =============     =============    =============
 TOTAL RETURN+ ............................................          (2.64)%           (24.63)%          (19.36)%          18.30%
                                                             =============      =============     =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       5,952      $       3,461     $       1,501    $         273
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%            1.47%**
 Ratio of net investment loss to average net assets .......          (0.36)%**         (0.07)%            (0.71)%          (1.04)%**
 Portfolio turnover rate ..................................         171.90%             95.30%            64.22 %          --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           2.78%**            5.67%            10.85%           96.12%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NASDAQ TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                             SIX MONTHS
                                                                ENDED              YEAR              YEAR            PERIOD
                                                              06/30/02             ENDED             ENDED            ENDED
                                                             (UNAUDITED)         12/31/01          12/31/00         12/31/99*
                                                            -------------      -------------     -------------    -------------
 Net asset value, beginning of period ..................... $        9.25      $       12.88     $       14.60    $       10.00
                                                            -------------      -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ......................................         (0.06)++           (0.13)++          (0.16)           (0.05)++
 Net realized and unrealized gain/(loss) on investments ...         (1.22)             (3.50)            (1.56)            4.65
                                                            -------------      -------------     -------------    -------------
 Total from investment operations .........................         (1.28)             (3.63)            (1.72)            4.60
                                                            -------------      -------------     -------------    -------------
 Net asset value, end of period ........................... $        7.97      $        9.25     $       12.88    $       14.60
                                                            =============      =============     =============    =============
 TOTAL RETURN+ ............................................        (13.84)%           (28.18)%          (11.78)%          46.00%
                                                            =============      =============     =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ..................... $       5,398      $       4,793     $       2,688    $         410
 Ratio of operating expenses to average net assets ........          1.47%**            1.47%             1.47%            1.47%**
 Ratio of net investment loss to average net assets .......         (1.33)%**         (1.31)%           (1.46)%           (1.44)%**
 Portfolio turnover rate ..................................         70.19%             63.71%            72.40%           --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............          2.77%**            4.32%             5.47%           90.16%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR            PERIOD
                                                               06/30/02             ENDED             ENDED            ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00         12/31/99*
                                                             -------------      -------------     -------------    -------------
 Net asset value, beginning of period .....................  $        5.40      $        8.39     $       11.40    $       10.00
                                                             -------------      -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss ......................................          (0.02)++           (0.07)            (0.02)           (0.02)
 Net realized and unrealized gain/(loss) on investments ...          (0.88)             (2.92)            (2.99)            1.42
                                                             -------------      -------------     -------------    -------------
 Total from investment operations .........................          (0.90)             (2.99)            (3.01)            1.40
                                                             -------------      -------------     -------------    -------------
 Net asset value, end of period ...........................  $        4.50      $        5.40     $        8.39    $       11.40
                                                             =============      =============     =============    =============
 TOTAL RETURN+ ............................................         (16.67)%           (35.64)%          (26.40)%          14.00%
                                                             =============      =============     =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) .....................  $      10,298      $      13,270     $      22,123    $         125
 Ratio of operating expenses to average net assets ........           1.37%**            1.37%             1.37%            1.47%**
 Ratio of net investment loss to average net assets .......          (0.85)%**         (1.00)%           (1.15)%           (0.65)%**
 Portfolio turnover rate ..................................          83.82%            149.77%            98.80%            --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           2.28%**            2.28%             2.47%          144.82%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

VALUE LINE TARGET 25 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR            PERIOD
                                                               06/30/02             ENDED             ENDED            ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00         12/31/99*
                                                             -------------      -------------     -------------    -------------
 Net asset value, beginning of period .....................  $        4.15      $        9.32     $       16.33    $       10.00
                                                             -------------      -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ......................................          (0.02)++           (0.06)            (0.03)           (0.04)
 Net realized and unrealized gain/(loss) on investments ...          (1.26)             (5.11)            (6.98)            6.37
                                                             -------------      -------------     -------------    -------------
 Total from investment operations .........................          (1.28)             (5.17)            (7.01)            6.33
                                                             -------------      -------------     -------------    -------------
 Net asset value, end of period ...........................  $        2.87      $        4.15     $        9.32    $       16.33
                                                             =============      =============     =============    =============
 TOTAL RETURN+ ............................................         (30.84)%           (55.47)%          (42.93)%          63.30%
                                                             =============      =============     =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       1,709      $         499     $       1,131    $         187
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%            1.47%**
 Ratio of net investment loss to average net assets .......          (1.26)%**          (1.42)%           (1.40)%          (1.37)%**
 Portfolio turnover rate ..................................          75.47%            209.84%            71.51%            --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............          12.17%**           19.43%            16.73%          136.02%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR            PERIOD
                                                               06/30/02             ENDED             ENDED            ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00         12/31/99*
                                                             -------------      -------------     -------------    -------------
 Net asset value, beginning of period .....................  $       11.29      $       15.87     $       11.23    $       10.00
                                                             -------------      -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) .............................           0.01++            (0.04)++          (0.02)           (0.01)
 Net realized and unrealized gain/(loss) on investments ...           0.31              (4.54)             4.66             1.24
                                                             -------------      -------------     -------------    -------------
 Total from investment operations .........................          0.32               (4.58)             4.64             1.23
                                                             -------------      -------------     -------------    -------------
 Net asset value, end of period ...........................    $    11.61       $       11.29     $       15.87    $       11.23
                                                             =============      =============     =============    =============
 TOTAL RETURN+ ............................................          2.83%             (28.86)%           41.32%           12.30%
                                                             =============      =============     =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       2,925      $       2,069     $         498    $         114
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%            1.47%**
 Ratio of net investment income/(loss) to average
   net assets .............................................           0.18%**           (0.29)%           (0.50)%          (0.50)%**
 Portfolio turnover rate ..................................          29.11%            113.79%            28.14%            --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           4.43%**           10.87%            44.00%          111.63%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR            PERIOD
                                                               06/30/02             ENDED             ENDED            ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00         12/31/99*
                                                             -------------      -------------     -------------    -------------
Net asset value, beginning of period ......................  $       11.68      $       13.09     $       10.49    $       10.00
                                                             -------------      -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ......................................          (0.00)++#          (0.00)++#         (0.01)           (0.00)#
 Net realized and unrealized gain/(loss) on investments ...          (0.12)             (1.41)             2.61             0.49
                                                             -------------      -------------     -------------    -------------
 Total from investment operations .........................          (0.12)             (1.41)             2.60             0.49
                                                             -------------      -------------     -------------    -------------
 Net asset value, end of period ...........................  $       11.56      $       11.68     $       13.09    $       10.49
                                                             =============      =============     =============    =============
 TOTAL RETURN+ ............................................          (1.03)%           (10.77)%           24.79%            4.90%
                                                             =============      =============     =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       4,771      $       3,122     $       1,031    $         130
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%            1.47%**
 Ratio of net investment loss to average net assets .......          (0.01)%**          (0.01)%           (0.17)%          (0.19)%**
 Portfolio turnover rate ..................................          11.99%            127.11%           154.13%            --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           3.15%**            6.72%            13.62%          115.60%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.
#  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR            PERIOD
                                                               06/30/02             ENDED             ENDED            ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00         12/31/99*
                                                             -------------      -------------     -------------    -------------
 Net asset value, beginning of period .....................  $       12.06      $       13.54     $       10.37    $       10.00
                                                             -------------      -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ......................................          (0.02)++           (0.09)++          (0.03)           (0.02)
 Net realized and unrealized gain/(loss) on investments ...          (3.16)             (1.39)             3.20             0.39
                                                             -------------      -------------     -------------    -------------
 Total from investment operations .........................          (3.18)             (1.48)             3.17             0.37
                                                             -------------      -------------     -------------    -------------
 Net asset value, end of period ...........................  $        8.88      $       12.06     $       13.54    $       10.37
                                                             =============      =============     =============    =============
 TOTAL RETURN+ ............................................         (26.37)%           (10.93)%           30.57%            3.70%
                                                             =============      =============     =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       3,635      $       3,777     $       1,267    $         135
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%            1.47%**
 Ratio of net investment loss to average net assets .......          (0.39)%**         (0.73)%           (0.61)%           (0.79)%**
 Portfolio turnover rate ..................................          45.21%             50.46%            88.46%            --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           3.39%**            5.96%            13.46%          147.68%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST TECHNOLOGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                              SIX MONTHS
                                                                 ENDED              YEAR              YEAR            PERIOD
                                                               06/30/02             ENDED             ENDED            ENDED
                                                              (UNAUDITED)         12/31/01          12/31/00         12/31/99*
                                                             -------------      -------------     -------------    -------------
 Net asset value, beginning of period .....................  $        5.79      $       10.25     $       13.41    $       10.00
                                                             -------------      -------------     -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ......................................          (0.03)++           (0.09)++          (0.10)           (0.03)
 Net realized and unrealized gain/(loss) on investments ...          (2.02)             (4.37)            (3.06)            3.44
                                                             -------------      -------------     -------------    -------------
 Total from investment operations .........................          (2.05)             (4.46)            (3.16)            3.41
                                                             -------------      -------------     -------------    -------------
 Net asset value, end of period ...........................  $        3.74      $        5.79     $       10.25    $       13.41
                                                             =============      =============     =============    =============
 TOTAL RETURN+ ............................................         (35.41)%           (43.51)%          (23.56)%          34.10%
                                                             =============      =============     =============    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) .....................  $       1,604      $       1,739     $       1,046    $         162
 Ratio of operating expenses to average net assets ........           1.47%**            1.47%             1.47%            1.47%**
 Ratio of net investment loss to average net assets .......          (1.33)%**          (1.38)%           (1.42)%          (1.38)%**
 Portfolio turnover rate ..................................          26.33%            185.60%            98.66%            --
 Ratio of operating expenses to average net assets
   without fee waivers and expenses reimbursed ............           5.55%**            9.38%            11.39%          115.26%**

--------------------------------------------------
*  The Fund commenced operations on October 6, 1999.
** Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30 2002 (UNAUDITED)

                       1. SIGNIFICANT ACCOUNTING POLICIES

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a "Delaware limited liability company" on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio (formerly DowSM Target 5 portfolio), The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio (formerly S&P Target 10 Portfolio), NASDAQ Target 15 Portfolio and First Trust 10 Uncommon Values Portfolio, and Value Line Target 25 Portfolio (formerly First Trust Internet Portfolio), (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund," collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest," collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Funds have indirect rights to the Registrant's Interests. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Registrant's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30 2002 (UNAUDITED)

in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. All dividends paid by a Fund will be reinvested into additional Interests.

FEDERAL INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the relative net assets of each Fund.

          2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation, (formerly Nike Securities Corporation). First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2002, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. However, with respect to First Trust 10 Uncommon Values Portfolio, First Trust has agreed to waive fees and reimburse expenses through September 30, 2002, so that total expenses do not exceed 1.37% of the average daily net asset value of the Fund. The fees waived and reimbursed, for the six months ended June 30, 2002, by the advisor, are as follows:

                                             FEES WAIVED   EXPENSES REIMBURSED
                                             -----------   -------------------

Target Managed VIP Portfolio ...............    $10,088           $26,404
The DowSM DART 10 Portfolio ................     15,423            20,488
Global Target 15 Portfolio .................      8,312           31,307
S&P Target 24 Portfolio ....................     16,229            19,341
NASDAQ Target 15 Portfolio .................     17,089           19,922
First Trust 10 Uncommon Values Portfolio ...     36,487            18,687
Value Line Target 25 Portfolio .............      2,247            38,397
First Trust Energy Portfolio ...............      7,787            30,777
First Trust Financial Services Portfolio ...     13,121            23,691
First Trust Pharmaceutical Portfolio .......     11,805            25,889
First Trust Technology Portfolio ...........      5,861            33,963

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30 2002 (UNAUDITED)

PFPC Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements.

J.P. Morgan Chase & Company serves as the custodian to the Funds.

No officer or employee of First Trust or First Trust Portfolios L.P. ("FTP") (formerly Nike Securities L.P.) received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of First Trust or FTP or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                             3. 12B-1 SERVICING PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

FTP serves as the selling agent and distributor of Interests of the Funds. In this capacity, FTP manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Trustees.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2002, were as follows:

                                               PURCHASES            SALES
                                              ------------         -------

Target Managed VIP Portfolio ..............    $ 8,205,789       $ 4,041,550
The DowSM DART 10 Portfolio ...............      4,349,627         2,750,423
Global Target 15 Portfolio ................      2,042,748         1,150,699
S&P Target 24 Portfolio ...................     12,035,040         9,233,484
NASDAQ Target 15 Portfolio ................      5,601,772         3,967,670
First Trust 10 Uncommon Values Portfolio ..     10,281,554        11,081,243
Value Line Target 25 Portfolio ............      2,037,915           616,403
First Trust Energy Portfolio ..............      1,622,473           766,282
First Trust Financial Services Portfolio ..      2,275,886           522,521
First Trust Pharmaceutical Portfolio ......      2,900,042         1,791,760
First Trust Technology Portfolio ..........      1,223,594           511,138

                             5. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30 2002 (UNAUDITED)

                            6. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This can expose each Fund to potentially greater market fluctuations than might be experienced by a diversified fund. Each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.